CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares	Sep. 18, 2015 $ / shares shares	Sep. 18, 2015 ¥ / shares shares
Accrued expenses and other current liabilities	¥ 409,691	$ 57,703	¥ 436,339
Deferred revenue, current	553,812	78,003	986,086
Lease liabilities, current	8,019	1,129	17,065
Deferred revenue, non-current	560,111	78,890	704,860
Lease liabilities, non-current	157,269	22,151	316,844
Deferred tax liabilities	3,742	527	5,984
Other non-current liabilities	¥ 6,994	$ 985	¥ 6,770
Ordinary shares, par value | (per share)					$ 0.00005	¥ 0.0003
Ordinary shares, shares authorized					1,000,000,000	1,000,000,000
Ordinary shares, shares issued					1	1
Class A Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.00005		$ 0.00005
Ordinary shares, shares authorized	796,062,195	796,062,195	796,062,195
Ordinary shares, shares issued	3,131,807	3,131,807	2,982,516
Ordinary shares, shares outstanding	2,702,523	2,702,523	2,618,698
Class B Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.00005		0.00005
Ordinary shares, shares authorized	826,389	826,389	826,389
Ordinary shares, shares issued	826,389	826,389	826,389
Ordinary shares, shares outstanding	826,389	826,389	826,389
Class C Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.00005		$ 0.00005
Ordinary shares, shares authorized	203,111,416	203,111,416	203,111,416
Ordinary shares, shares issued	3,332,062	3,332,062	3,481,353
Ordinary shares, shares outstanding	3,332,062	3,332,062	3,481,353
VIEs
Accrued expenses and other current liabilities | ¥	¥ 193,631		¥ 191,172
Deferred revenue, current | ¥	272,739		374,208
Lease liabilities, current | ¥	7,760		17,065
Deferred revenue, non-current | ¥	124,807		251,080
Lease liabilities, non-current | ¥	153,686		316,844
Deferred tax liabilities | ¥	0		1,122
Other non-current liabilities | ¥	¥ 1,287		¥ 1,063